Commitments and contingencies - Schedule of Future Minimum Revenues to be Received on Committed Agreements (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 1,094,608
2020	977,926
2021	844,261
2022	688,537
2023	469,754
Thereafter	751,473
Future minimum revenues receivable	$ 4,826,559